Taxation	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Taxation

15. TAXATION

(a) Business tax (“BT”) and related surcharges

The Group’s PRC operations are subject to BT at the rate of 3% or 5%, for consumer mobile security, enterprise mobility and mobile games. Related surcharges are 12% of BT. BT and the related surcharges are recognized when the revenue is earned.

(b) Transition from PRC Business Tax to PRC Value Added Tax

A Pilot Program for transition from the imposition of Business Tax to the imposition of VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. Starting from September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in China, including Beijing. Our technology development and online advertising revenues became subject to the Pilot Program on September 1, 2012 and are now subject to VAT, instead of Business Tax, at a rate of 6%.

(c) Income taxes

Cayman Islands

Under the common tax laws of the Cayman Islands, the Company is not subject to tax on its income, or capital gains, in addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate at 16.5% since the beginning of 2008.

United States

NQ US applies cost-plus method to compute the taxable income and is subject to a graduated federal corporate income tax rate. The deemed profit rate and federal corporate income tax rate for the year ended December 31, 2012 were 6% and 34%, respectively. NQ US paid income taxes of US$ 218 for the year ended December 31, 2012.

Switzerland

NQ Mobile International AG does not have significant operations since their inception during the year ended December 31, 2012.

Luxembourg

NQ Mobile Lux S.A. does not have significant operations since their inception during the year ended December 31, 2012.

Taiwan

The Group’s subsidiary established in Taiwan does not have significant operations since their inception during the year ended December 31, 2012.

Mainland China

On March 16, 2007, the National People’s Congress adopted the new Corporate Income Tax Law (the “New CIT Law”), which became effective from January 1, 2008 and replaced the previous separate income tax laws for domestic enterprises and foreign-invested enterprises by adopting a uniform income tax rate of 25%. Preferential tax treatments continue to be granted to entities that are qualified as “high and new technology enterprises strongly supported by the State”, or conducted business in encouraged sectors. An enterprise qualified as a “high and new technology enterprise” is entitled to a preferential income tax rate of 15%.

On August 3, 2005, the State Bureau of Taxation adopted the preferential tax treatments for the entities obtained the software enterprise qualification, after the New CIT Law became effective, entities qualifying software enterprise continued to be entitled to 2 years tax exemption from the first profitable year followed by 3 years preferential tax rate of 12.5% reduction in corporate income tax.

In addition, under the New CIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise will be subject to withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company in Hong Kong if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. The withholding tax rate is 10% for the parent company incorporated in other countries which do not have any tax treaty with the PRC. Such a withholding tax imposed on the dividend income received from the Company’s PRC entities will reduce the Company’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Company’s PRC entities CIT rate was as follows:

Beijing Technology was qualified as a high and new technology enterprise under the New CIT Law and it has successfully renewed this status in late 2011 which enabled it enjoying preferential income tax treatment for another 3 years up to 2013. Accordingly, it was subject to a rate of 7.5% from 2008 to 2010, and a rate of 15% thereafter so long as it continues to qualify as a high and new technology enterprise. The CIT rate was approved by Beijing Haidian District State Tax Bureau as a transitional treatment to allow the Beijing Technology to continue to enjoy its unexpired tax holiday provided by the previous income tax laws and rules. Beijing Technology paid CIT of US$0, US$16 and US$75 for the years ended December 31, 2010, 2011 and 2012, respectively.

NQ Beijing and Beijing Feiliu were qualified as a software enterprise under the New CIT Law, which were entitled to enjoy preferential income tax treatment of income tax exemption for the first two years when it became profitable, followed by three years preferential income tax rate of 12.5% up to 2015 and 2016 respectively. Accordingly, NQ Beijing was subject to zero income tax rate from 2011 to 2012, and a rate of 12.5% from 2013 to 2015; Beijing Feiliu was subject to zero income tax rate from 2012 to 2013, and a rate of 12.5% from 2014 to 2016. The CIT rate was approved by Beijing Haidian District State Tax Bureau and Beijing Dongcheng District State Tax Bureau respectively as a software enterprise to allow NQ Beijing and Beijing Feiliu to enjoy its tax holiday provided by previous income tax laws and rules. Therefore, NQ Beijing was not required to pay any income tax for the years ended December 31, 2011 and 2012, and Beijing Feiliu was not required to pay any income tax for the year ended December 31, 2012.

NQ Beijing, was subject to the prevailing income tax rate of 25% on taxable income for the years ended 2010.

NationSky and Beijing Red were subject to a prevailing income tax rate of 25%. NationSky paid income taxes of US$ 4 for the year ended December 31, 2012.

The New CIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the New CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC income tax purposes. However, due to limited guidance and implementation history of the New CIT Law, should the Company be treated as a resident enterprise for PRC income tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform income tax rate of 25% retroactive to January 1, 2008.

Composition of income tax expense

The current and deferred portions of income tax expense included in the Group’s consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Current income tax expense	218	96	464
Deferred income tax expense/(benefit)	183	(91)	(182)
Withholding tax expense	—	92	138

Income tax expense	401	97	420

Reconciliation between the PRC statutory CIT rate of 25% for 2010, 2011 and 2012 and the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2010	2011	2012
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	(4.6)%	25.4%	99.6%
Effect of tax-exempted entity	26.4%	(5.3)%	(53.1)%
Effect of change in valuation allowance	5.7%	5.3%	(2.5)%
Withholding tax expense	—	(0.9)%	(1.3)%
Other permanent book-tax differences	1.8%	(0.4)%	(21.7)%

Effective income tax rate	4.3%	(0.9)%	(4)%

The combined effects of the income tax expense exemption and reduction available to us are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Tax holiday effect	(434)	(2,624)	(10,345)
Per share effect, basic	(0.009)	(0.015)	(0.044)
Per share effect, diluted	(0.009)	(0.014)	(0.040)

Deferred income tax

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred income tax assets and liabilities consist of as follows:

	December 31,
	2011	2012
	US$	US$
Deferred income tax assets, current
Accruals	74	40
Accrued payroll	30	370
Other differences	40	70

Total current deferred income tax assets	144	480
Less: Valuation allowance	(144)	(480)

Net current deferred income tax assets	—	—

Deferred income tax assets, non-current
Equity investment	232	—
Net operating loss carry forwards	757	907
Other differences	18	34

Total non-current deferred income tax assets	1,007	941
Less: Valuation allowance, non-current	(1,007)	(941)

Net non-current deferred income tax assets	—	—

Deferred income tax liabilities, current
Prepaid customer acquisition costs	103	—

Total current deferred income tax liabilities	103	—

Deferred income tax liabilities, non-current
Intangible assets from business combination	—	1,910

Total non-current deferred income tax liabilities	—	1,910

Movement of valuation allowance

	December 31,
	2011	2012
	US$	US$
Balance at beginning of the year	476	1,151
Current year addition	675	270
Current year reversal	—	—

Balance at end of the year	1,151	1,421

The Group had net operating loss of US$5,454 primarily attributable to NQ HK as of December 31, 2012, which will be carried forward without expiration date. As of December 31, 2012, the year of 2012 remains subject to examination by Chinese and other jurisdictions tax authorities.